Provisions, contingent assets and contingent liabilities (Details 2) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	R$ 13,662	R$ 13,277
Investments fund quotas	534	574
Surety	5,453	5,683
Insurance bond	22,432	21,011
Guarantee by government securities	361	325
Total	42,442	R$ 40,870
Civil [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	1,961
Investments fund quotas	458
Surety	73
Insurance bond	2,024
Total	4,516
Labour [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	2,094
Investments fund quotas	74
Surety	60
Insurance bond	1,716
Total	3,944
Tax [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	9,607
Investments fund quotas	2
Surety	5,320
Insurance bond	18,692
Guarantee by government securities	361
Total	R$ 33,982